Consolidated Income Statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenue	$ 26,552	$ 27,087
Cost of sales	(10,138)	(10,165)
Gross profit	16,414	16,922
Distribution expenses	(2,767)	(2,911)
Sales and marketing expenses	(3,603)	(4,129)
Administrative expenses	(1,888)	(1,799)
Other operating income/(expenses)	393	402
Restructuring	(58)	(137)
Acquisition costs business combinations	(23)	(38)
Business and asset disposal	(24)	(21)
Profit from operations	8,445	8,289
Finance cost	(2,792)	(3,596)
Finance income	2,593	224
Net finance income/(cost)	(199)	(3,372)
Share of result of associates and joint ventures	62	93
Profit before tax	8,308	5,010
Income tax expense	(1,666)	(1,420)
Profit of the period	6,642	3,590
Profit of the period attributable to:
Equity holders of AB InBev	6,055	2,954
Non-controlling interest	$ 587	$ 636
Basic earnings per share	$ 3.06	$ 1.50
Diluted earnings per share	$ 3.01	$ 1.47